Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2023
Restatement Determination Date:: 2024-02-21
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	The Company conducted an analysis regarding whether recovery would be required in accordance with the Company’s Dodd-Frank compliant clawback policy and NYSE listing standards. This analysis was limited to the Company’s 2023 DSP since it was the only incentive-based compensation that is subject to recovery at this time.  Of the five financial metrics that determined 2023 DSP payouts, the Company determined that two (total cash costs and production) were not affected by the restatement and a third (NCROE) would have resulted in a greater level of achievement under the 2023 DSP if based on the restated financial information.  Of the remaining two metrics (relative TSR and all-in sustaining costs), the level of achievement had been below the threshold level, so there were no amounts earned in respect of those metrics that would potentially be subject to recovery.  Therefore, the Company concluded that recovery of erroneously awarded compensation was not required as a result of the restatement described in “Item 18: Financial Statements—Note 1—
Statement of Compliance—1.3 Restatements—1.3.2 Prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine and other restatements”.
In addition, the adjustments described in “Item 18: Financial Statements—Note 1—Statement of Compliance—1.3 Restatements
—1.3.1 Corporate restructuring” were merely to reflect the effects of the corporate restructuring and not due to the material noncompliance of the Company with any financial reporting requirement, and therefore did not require the recovery of compensation under the Company’s Dodd-Frank compliant clawback policy or NYSE listing standards.